INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS.
INVESTMENTS
7.	INVESTMENTS
The investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Equity securities with readily determinable fair values:
Accor	3,816	2,770
Other marketable securities	295	138
Equity securities without readily determinable fair values:
OYO	66	66
Other equity securities without readily determinable fair values	113	100
Cjia/Cjia Group	298	232
Equity-method investments:
AAPC LUB	461	469
Hotel related funds	503	507
Shared office management entities	111	10
Cjia/Cjia Group	—	—
China Hospitality JV	117	115
GOOAGOO/Data Driven	52	49
Other investments	89	161
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
CREATER	100	—

Total	6,241	4,837

Equity securities with readily determinable fair values:
In 2017, 2018 and 2019, the Group purchased 2,309,981

and

10,782,131 and 282,787 ordinary shares of Accor, a hotel group listed in Paris stock exchange, from open market. In 2019, the Group sold out 4,904,222 of these shares with gains of RMB52 realized. As of December 31, 2019, the Group accumulatively hold 8,470,677 shares of Accor, which accounts for less than 4% of Accor total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. In 2018 and 2019, the Group recognized unrealized losses from fair value changes of Accor of RMB794 and unrealized gains from fair valu
e chan
ge
s of Accor
of
RMB351,
respectively.
At December 31, 2018 and 2019, the Group had RMB295

and RMB138, respectively, of other marketable securities, which represent investments in entities in hospitality or related industries where the Group do es
not have the ability to significantly influence the operations of these entities. In 2018 and 2019, the Group recognized unrealized losses from fair value changes of other marketable securities of RMB120 and RMB35, respectively.
Equity securities without readily determinable fair values:
In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited (“OYO”), an India leading hospitality company. The Group accounted the investment as equity securities without readily determinable fair values since the Group does not have the ability to exert significant influence over OYO.
Other equity securities without readily determinable fair values included several insignificant investments in certain privately-held companies.
Equity-method investments:
In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB. The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB43 and RMB47 in income (loss) from equity method investments in 2018 and 2019, respectively. In 2018 and 2019, the Group received cash dividend from AAPC LUB of RMB60 and RMB
39
which was recognized as return on investment.
As of December 31, 2018 and 2019, the Group had RMB503 and RMB507, respectively, of investments in hotel related funds. Those funds were VIEs and were managed by or power shared with un-related
third-parties. However, the Group determined that they were not the primary beneficiary of those VIEs since the Group did not have the power to direct the activities of these VIEs that most significantly impacted its economic performance. The Group accounted for the investment under equity-method. The Group recognized investment loss of RMB
28
and
investment income of RMB11
in income (loss) from equity method investments in 2018 and 2019, respectively. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB507 that the Group holds as of December 31, 2019.
In 2016, the Group sold its subsidiary, Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment Management Co., Limited (“Cjia”), the Group’s equity investee. As of December 31, 2016, the Group had approximately 23% equity interest of Cjia and a sixty-month convertible note with original value of RMB52. In 2017, the Group invested in Cjia for convertible notes totaled RMB200. With the injection from an unrelated investor to Cjia, the Group recognized gain on deemed disposal of RMB40 in other income in 2017.  In 2018, Cjia completed its restructuring, and accordingly the Company’s equity interest of 17% in Cjia was transformed to be the Group’s equity interest of 17% in China Cjia Group Limited (“Cjia Group”). In addition, the Group made further investment in preferred shares of Cjia Group of US$45 million in 2018. Meanwhile, the convertible notes of Cjia could be replaced by convert ible
notes of Cjia Group in the next four years. In 2019, Cjia
G
roup
repurchased from the Group part of its ordinary shares and preferred shares and issued new shares to an unrelated investor. As a result, the Group recognized a gain of RMB
9
in other income in 2019. As of December 31, 2019, the Group had approximately 15%
ordinary shares
of Cjia
Group.
 The Group accounted for the
ordinary shares
in Cjia
Group
under equity-method as the Group has the ability to exert significant influence. The convertible notes are recorded as available-for-sale
debt securities.
The preferred shares are accounted for as equity securities without readily determined fair value as they are not in substance ordinary shares.

The Group recognized investment loss of RMB33, RMB38 and RMB
45
in income (loss) from equity method investments in 2017, 2018 and 2019, respectively. Loss from equity method investments reduced the cost of equity-method investment to zero and further adjusted the carrying amount of convertible note
s
 and
preferred
shares.
In 2018, the Group partnered with an unrelated third party investor to form China Hospitality JV, Ltd. (“China Hospitality JV”), of which the Group holds 20% equity interest. The business of China Hospitality JV was to acquire and operate two hotel properties. As of December 31, 2019, the Group had approximately 20% equity interest of China Hospitality JV. The Group accounted for the investment in China Hospitality JV under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB11 and RMB
2
in income (loss) from equity method investments in 2018 and 2019, respectively.
As of December 31, 2018, the Group had approximately 41% equity interest of Gooagoo Group Holdings Limited (“GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation, and accounted for as equity-method investments as the Group has the ability to exert significant influence through the increased voting power. After the restructuring of GOOAGOO and further investment of the Group in 2019, all the equity interests of the GOOAGOO were repurchased and the Group had approximately
20
% equity interest of Beijing Data Driven Technology Co., Ltd. The Group recognized investment loss of RMB
14
and RMB
3
in income (loss) from equity method investments in 2018 and 2019.
Other investments included several insignificant equity investments in certain privately-held companies.
Available-for-sale
debt securities:
In September 2017, the Group invested in Shanghai CREATER Industrial Co., Ltd. (“CREATER”), a staged office space company in China, for two-year
convertible notes amounted RMB100 with an interest rate of 10% per year. The convertible notes with equity pledge are convertible upon satisfaction of certain conditions or at the option of the Group to ordinary shares in the last month before the expiration. The convertible notes were recorded as available-for-sale
debt securities and were redeemed on maturity in 2019.